Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	Intrusion Inc
Entity Central Index Key	0000736012
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1
Amendment Flag	false